HELD-TO-MATURITY INVESTMENTS	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY INVESTMENTS
HELD-TO-MATURITY INVESTMENTS

Note 3—HELD-TO-MATURITY INVESTMENTS

The Company held fixed income investments issued by banks in the PRC most of which had matured during the year.

As of December 31, 2011, the Company held an RMB 20,000 (US$3,178) one-year fixed income investment with an interest rate of 6% per annum that will mature in May 2012.